Commitments - Summarized minimum lease payments and sublease receipts under lease agreements (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
2017	$ 130,572
2017		$ 395,520
2018	410,848	410,850
2019	431,507	431,508
2020	109,293	109,293
2021	0
Future minimum lease payments under operating leases	1,082,220	$ 1,347,171
2017	69,420
2018	342,374
2019	352,644
2020	90,143
2021	0
Future minimum sublease receipts under operating leases	$ 854,581